Earnings (Loss) Per Share - Schedule of Computation of Basic and Diluted Net (Loss) Profit per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023	Dec. 27, 2023
Numerator:
Net loss	$ 1,287	$ (21,078)	$ (24,136)	$ (60,198)	$ (84,980)	$ (101,495)		$ (54,738)	$ (56,025)
Less: Net income (loss) attributable to redeemable noncontrolling interests	$ 1,080	(15,766)	(18,515)	(45,387)	(60,715)	(73,384)		1,080	$ 0
Less: Net (loss) income attributable to noncontrolling interests		(1,044)	653	(386)	(6,997)	(7,037)		(8,983)
Net loss attributable to common stockholders		$ (6,908)	$ (7,725)	$ (21,401)	$ (19,976)	$ (25,565)		$ (46,835)
Denominator:
Weighted Average Class A Common Stock outstanding (in shares)		20,199,586	18,003,934	19,716,070	17,609,384	17,757,741
Weighted Average Shares Outstanding - basic (in shares)		27,772,428	24,275,741	26,910,055	23,586,260	23,809,490	[1]
Weighted Averages Shares Outstanding - diluted (in shares)		27,772,428	24,275,741	26,910,055	23,586,260	23,809,490	[1]
Basic and Diluted Earnings (Loss) Per Share
Basic (in dollars per share)		$ (0.25)	$ (0.32)	$ (0.8)	$ (0.85)	$ (1.07)	[1]
Diluted (in dollars per share)		$ (0.25)	$ (0.32)	$ (0.8)	$ (0.85)	$ (1.07)	[1]
Series A Penny Warrants
Denominator:
Weighted Average Class A Common Stock issuable under Penny Warrants (in shares)		1,304,742	1,271,807	1,297,489	976,876	1,051,749
Series B Penny Warrants
Denominator:
Weighted Average Class A Common Stock issuable under Penny Warrants (in shares)		6,268,100	5,000,000	5,896,496	5,000,000	5,000,000
Series A Preferred Dividends
Numerator:
Preferred Dividends		$ (1,056)	$ (1,000)	$ (3,095)	$ (2,257)	$ (3,258)
Series B Preferred Dividends
Numerator:
Preferred Dividends		$ (1,584)	$ (451)	$ (3,881)	$ (451)	$ (1,233)

[1]	Basic and diluted earnings (loss) per share has not been presented for the year ended December 31, 2023 in the consolidated statements of operations and comprehensive loss. As a result of the Merger (as defined in Note 4 "Merger"), the Company's capital structure was significantly altered. The Company determined that presenting earnings per share for periods prior to the Merger would not result in values meaningful to the users of the consolidated financial statements. See Earnings per Share in Note 2 "Summary of Significant Accounting Policies" and Note 3 "Earnings (Loss) Per Share" for further discussion.